General Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
General Information
General Information

1. General Information

CUBEBIO Holdings Limited (the “Company,” or “CHL”) was incorporated on September 24, 2024 and the Company’s registered office is at c/o Maples Corporate Services Limited, PO Box 309, Ugland House Grand Cayman, KY1-1104 Cayman Islands. The Company was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the Business Combination Agreement (as described in the next paragraph). The Company will maintain two direct wholly-owned subsidiaries, CHL SPAC Merger Sub Inc. (the “SPAC Merger Sub”), a Delaware corporation and CHL Korea Exchange Sub Ltd. (the “Exchange Sub’), a stock corporation to be organized under the laws of the Republic of Korea. SPAC Merger Sub was incorporated on June 25, 2026, to facilitate the consummation of the Business Combination. As of June 30, 2026, Exchange Sub had not yet been formed and was subsequently formed on August 28, 2026.

On August 29, 2024, Mountain Crest Acquisition Corp., V, a Delaware corporation (“MCAG”), entered into the Business Combination Agreement, as may be amended, supplemented or otherwise modified from time to time, the “BCA”, by and between MCAG and CUBEBIO Co., Ltd., a corporation organized under the laws of Korea (the “CUBEBIO”), pursuant to which the following transactions will occur: subject to the approval and adoption of the BCA by the stockholders of MCAG and CUBEBIO, (1) SPAC Merger Sub will be merged with and into MCAG with MCAG being the surviving entity (the “SPAC Merger”) as a direct wholly owned subsidiary of the Company, and (2) all shareholders of CUBEBIO shall transfer their respective common shares to the Exchange Sub, in exchange for the right to receive the Company’s common shares (the “Share Swap” and collectively with the SPAC Merger the “Business Combination”). Following the closing of the Business Combination, the Company expects the Company’s common shares to be listed and traded on The Nasdaq Stock Market.

Following the consummation of the transactions contemplated by the BCA, the Company will be the surviving publicly-traded entity. However, the consummation of the transactions contemplated by the BCA is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

1. General Information

CUBEBIO Holdings Limited (the “Company,” or “CHL”) was incorporated on September 24, 2024 and the Company’s registered office is at c/o Maples Corporate Services Limited, PO Box 309, Ugland House Grand Cayman, KY1-1104 Cayman Islands. The Company was incorporated for the purpose of becoming the ultimate parent company following the transactions contemplated in the Business Combination Agreement (as described in the next paragraph). The Company will maintain two direct wholly-owned subsidiaries, CHL SPAC Merger Sub Inc. (the “SPAC Merger Sub”), a Delaware corporation and CHL Korea Exchange Sub Ltd. (the “Exchange Sub’), a stock corporation to be organized under the laws of the Republic of Korea. SPAC Merger Sub and Exchange Sub will be incorporated to facilitate the consummation of the Business Combination Agreement. As of December 31, 2025, these two wholly-owned entities have not yet been incorporated and therefore have had no operations.

On August 29, 2024, Mountain Crest Acquisition Corp., V, a Delaware corporation (“MCAG”), entered into the Business Combination Agreement, as may be amended, supplemented or otherwise modified from time to time, the “BCA”, by and between MCAG and CUBEBIO Co., Ltd., a corporation organized under the laws of Korea (the “CUBEBIO”), pursuant to which the following transactions will occur: subject to the approval and adoption of the BCA by the stockholders of MCAG and CUBEBIO, (1) SPAC Merger Sub will be merged with and into MCAG with MCAG being the surviving entity (the “SPAC Merger”) as a direct wholly owned subsidiary of the Company, and (2) all shareholders of CUBEBIO shall transfer their respective common shares to the Exchange Sub, in exchange for the right to receive the Company’s common shares (the “Share Swap” and collectively with the SPAC Merger the “Business Combination”). Following the closing of the Business Combination, the Company expects the Company’s common shares to be listed and traded on The Nasdaq Stock Market.

Following the consummation of the transactions contemplated by the BCA, the Company will be the surviving publicly-traded entity. However, the consummation of the transactions contemplated by the BCA is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.